15. RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
Restricted Cash Tables Abstract
Schedule of detailed information about restricted cash
	Maturity (1)	Currency	Average interest rate (p.a.)	12.31.18	12.31.17

Bank deposit certificates (2)	1.81	R$	6.70%	504.5	326.4
National treasury certificates (3)	1.25	R$	19.55%	233.7	190.2
Bank deposit (4)	-	US$	-	21.0	19.0
Time Deposit (5)	1.47	US$	3.89%	102.4	-
				861.6	535.6

Current				277.3	127.8
Non-current				584.3	407.8